Derivatives Recognized as Hedging Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) gal	Dec. 31, 2018 USD ($) gal	Dec. 31, 2017 USD ($)
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Effective portion of changes in fair value of hedging instruments | $	$ 3,932	$ (13,701)	$ 6,385
Jetfuel [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Notional value of derivatives recognized as hedging instruments | gal	6,792,000	92,560,000